Seasonality	6 Months Ended
Jun. 30, 2018
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Seasonality

Note 5: Seasonality

The Company’s revenues and operating profit on a consolidated basis do not tend to be significantly impacted by seasonality as it records a large portion of its revenues ratably over a contract term and its costs are generally incurred evenly throughout the year. However, the performance of the Tax & Accounting segment from quarter to consecutive quarter can be impacted by the release of certain tax products, which tend to be concentrated in the fourth quarter and, to a lesser extent, in the first quarter of the year. The seasonality of the Company’s operating profit may also be impacted by the timing of corporate costs incurred in connection with the repositioning of the business following the sale of a 55% majority stake in the Financial & Risk business.